Equity	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note [Abstract]
Equity
Note 9 - Equity

On January 4, 2011, Delta issued 2,550,000 restricted shares of common stock for services valued at $127,500.  During the six months ended June 30, 2011, preferred dividends of $120,000 were accrued and unpaid.

On February 3, 2010, Hammonds and Delta Seaboard,  a Texas corporation, completed a reverse merger.  In connection with the reverse merger, Hammonds changed its name to Delta Seaboard International, Inc.  Following the effective date of the Reverse Split (as defined in Note 1), Delta issued shares of common stock to the existing stockholders of Delta Seaboard as follows: (i) 22,186,572 post-Reverse Split shares in consideration for American's 51% equity ownership of Delta Seaboard, and 10,000,000 post-Reverse Split shares in consideration for American converting $872,353 in principal and accrued interest of debt payable by Delta to American; (ii) a total of 21,316,510 shares to Robert W. Derrick, Jr., a newly appointed director of Delta as well as Delta Seaboard's president and a director of American and Ron Burleigh, a newly-appointed director of Delta as well as Delta Seaboard's vice president, in consideration for their 49% equity ownership of Delta Seaboard; and (iii) 9,607,843 post-Reverse Split shares in consideration for Messrs. Derrick and Burleigh extending their employment agreements for five years in addition to the balance of their current employment agreements. Stock-based compensation of $847,750 was recorded as a result of the 9,607,843 shares issued to Messrs. Derrick and Burleigh. As part of the Reverse Merger, Delta assumed $709,552 in liabilities from Hammonds, including $615,000 in preferred dividends payable in shares of Delta's common stock.  Additionally, during the year ended December 31, 2010, a payable to American was forgiven and recorded as contributed capital in the amount of $42,131 for legal and audit fees incurred on behalf of Delta during the year ended December 31, 2009.

American owns 32,859,935 shares of common stock, representing 46.4% of Delta's total outstanding shares and Messrs. Derrick and Burleigh, the owners of the noncontrolling interest in Delta Seaboard, own 32,425,832 shares of common stock, representing 45.7% of Delta's total outstanding shares. All other stockholders of Delta own 5,606,483 shares of common stock, representing 7.9% of Delta's total 70,892,250 outstanding shares.

Delta has 5,000,000 authorized, 3,769,626 issued and outstanding, Preferred Shares consisting of Series A and Series B convertible into one share of Delta's common stock.